UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers

Xanthus Fund, L.L.C.

Financial Statements

with Report of Independent

Registered Public Accounting Firm

For the Year Ended December 31, 2017

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Year Ended December 31, 2017

Ernst & Young LLP One Commerce Square Suite 700 2005 Market Street Philadelphia, PA 19103	Tel: +1 215 448 5000 Fax: +1 215 448 5500 ey.com

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of

Advantage Advisers Xanthus Fund, L.L.C.

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, purchased options, securities sold, not yet purchased, swap contracts and forward contracts, as of December 31, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

A member firm of Ernst & Young Global Limited

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Advantage Advisers Management, LLC investment companies since 1996.

Philadelphia, Pennsylvania

February 27, 2018

A member firm of Ernst & Young Global Limited

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2017
Assets
Investments in securities, at fair value (cost $1,205,355,593)	$1,694,535,692
Purchased options, at fair value (cost of $140,613,205)	143,703,696
Cash and cash equivalents (including restricted cash of $70,566,432, Chinese Renminbi Yuans of $309,721 with a cost of $310,867, Euros of $9,216,156 with a cost of $9,029,120, Hong Kong Dollars of $22,171,439 with a cost of $22,194,207 and Japanese Yen of $15,139,350 with a cost of $15,047,294)	239,675,708
Due from broker (including Australian Dollars of $1,924 with a cost of $1,882, British Pounds Sterling of $2,466,390 with a cost of $2,596,513 and Hong Kong Dollars of $341,144 with a cost of $342,367)	135,932,790
Receivable for investment securities sold	115,369,233
Unrealized gain on total return swap contracts	59,101,172
Dividends receivable (net of foreign withholding taxes of $12,008)	998,967
Interest receivable	112,530
Other assets	126,090
Total assets	2,389,555,878
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $679,090,045)	706,796,410
Withdrawals payable (See note 3)	109,930,067
Due to broker (including Japanese Yen of $3,238,944 with a cost of $3,221,605, Swedish Kronar of $66,240 with a cost of $63,394 and Swiss Francs of $648,268 with a cost of $654,525)	47,763,452
Payable for investment securities purchased	44,296,426
Unrealized loss on total return swap contracts	16,153,643
Unrealized loss on forward contracts	3,886,420
Dividends payable on securities sold, not yet purchased	821,172
Accounting and investor services fees payable	89,300
Accrued expenses	1,973,425
Total liabilities	931,710,315
Members’ Capital	$1,457,845,563

Members’ Capital
Represented by:
Net capital contributions	954,081,488
Net unrealized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	503,764,075
Members’ Capital	$1,457,845,563

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

			December 31, 2017
Shares			Fair Value
	Investments in Securities – 116.23%
	Common Stock – 115.90%
	United States – 85.92%
	Aerospace / Defense – 2.82%
81,599	General Dynamics Corp.		$16,601,316
80,016	Northrop Grumman Corp.		24,557,711
			41,159,027
	Applications Software – 4.40%
750,433	Microsoft Corp.	(a)	64,192,039
	Auction House / Art Dealer – 1.02%
293,384	KAR Auction Services, Inc.	(a)	14,818,826
	Building Products - Cement / Aggregate – 1.25%
14,596	Martin Marietta Materials, Inc.		3,226,300
116,630	Vulcan Materials Co.	(a)	14,971,793
			18,198,093
	Coatings / Paint – 2.63%
93,561	The Sherwin-Williams Co.	(a)	38,363,752
	Commercial Services – 0.92%
85,737	Cintas Corp.	(a)	13,360,397
	Commercial Services - Finance – 3.31%
301,636	Global Payments, Inc.	(a)	30,235,992
244,293	PayPal Holdings, Inc.*		17,984,851
			48,220,843
	Computer Aided Design – 0.68%
149,978	Aspen Technology, Inc.*	(a)	9,928,544
	Computer Software – 1.72%
617,690	SS&C Technologies Holdings, Inc.	(a)	25,004,091
	Computers - Integrated Systems – 0.41%
117,627	Mercury Computer Systems, Inc.*		6,040,146
	E-Commerce / Products – 4.16%
51,862	Amazon.com, Inc.*	(a)	60,651,053
	Electronic Components - Semiconductors – 7.33%
97,190	Broadcom, Ltd.		24,968,111
483,400	Microchips Technology, Inc.	(a)	42,481,192
584,060	Xilinx, Inc.	(a)	39,377,325
			106,826,628
	Electronic Design Automation – 6.50%
1,100,834	Cadence Design Systems, Inc.*	(a)	46,036,878
571,636	Synopsys, Inc.*	(a)	48,726,253
			94,763,131
	Enterprise Software / Services – 0.15%
91,731	Apptio, Inc., Class A*		2,157,513
	Entertainment Software – 9.68%
890,910	Activision Blizzard, Inc.	(a)	56,412,421

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

			December 31, 2017
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Entertainment Software – (continued)
413,714	Electronic Arts, Inc.*	(a)	$43,464,793
376,258	Take-Two Interactive Software, Inc.*		41,305,603
			141,182,817
	Finance - Credit Card – 5.15%
265,190	MasterCard, Inc., Class A	(a)	40,139,158
306,427	Visa, Inc., Class A	(a)	34,938,807
			75,077,965
	Finance - Other Services – 5.29%
156,871	CME Group, Inc.	(a)	22,911,010
768,940	Intercontinental Exchange, Inc.	(a)	54,256,406
			77,167,416
	Internet Content - Entertainment – 4.02%
332,101	Facebook, Inc., Class A*	(a)	58,602,542
	Machinery - Electric Utilities – 1.27%
306,578	BWX Technologies, Inc.	(a)	18,544,903
	Medical - Biomedical / Genetics – 1.68%
234,458	Celgene Corp.*	(a)	24,468,037
	REITS - Diversified – 6.60%
298,889	American Tower Corp.		42,642,494
118,141	Equinix, Inc.		53,543,864
			96,186,358
	Retail - Automobile – 0.62%
210,023	Copart, Inc.*	(a)	9,070,893
	Retail - Discount – 3.10%
421,427	Dollar Tree, Inc.*	(a)	45,223,331
	Retail - Restaurants – 0.99%
176,609	Yum! Brands, Inc.		14,413,061
	Semiconductor Components - Integrated
	Circuits – 3.68%
602,303	Analog Devices, Inc.	(a)	53,623,036
	Semiconductor Equipment – 5.32%
427,625	Applied Materials, Inc.	(a)	21,860,190
188,450	Lam Research Corp.	(a)	34,687,992
501,576	Teradyne, Inc.	(a)	21,000,987
			77,549,169
	Telecommunication Services – 0.29%
231,682	Switch, Inc., Class A		4,214,296
	Telephone - Integrated – 0.47%
186,778	Zayo Group Holdings, Inc.*		6,873,430

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

			December 31, 2017
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Therapeutics – 0.46%
117,424	Agios Pharmaceuticals, Inc.*		$6,713,130
	Total United States (Cost $880,631,505)		$1,252,594,467

	Canada – 0.72%
	Retail - Restaurants – 0.72%
170,258	Restaurant Brands International, Inc.	(a)	10,467,462
	Total Canada (Cost $10,113,421)		$10,467,462

	China – 12.69%
	E-Commerce / Products – 3.51%
296,277	Alibaba Group Holding, Ltd. - Sponsored ADR*		51,087,043
	Entertainment Software – 2.10%
88,900	NetEase, Inc. - Sponsored ADR		30,676,723
	Internet Application Software – 3.48%
977,500	Tencent Holdings, Ltd.		50,767,368
	Internet Content - Information / Network – 2.75%
400,049	SINA Corp.*		40,128,915
	Retail - Restaurants – 0.85%
309,677	Yum China Holdings, Inc.		12,393,274
	Total China (Cost $144,409,523)		$185,053,323

	France – 1.39%
	Entertainment Software – 1.39%
263,026	UBISOFT Entertainment*		20,258,031
	Total France (Cost $7,405,669)		$20,258,031

	Germany – 1.72%
	Athletic Footwear – 1.72%
124,648	adidas AG		25,018,501
	Total Germany (Cost $23,279,721)		$25,018,501

	Hong Kong – 2.36%
	Alternative Waste Technology – 2.36%
24,113,633	China Everbright International, Ltd.		34,424,583
	Total Hong Kong (Cost $7,397,782)		$34,424,583

	Israel – 0.39%
	Electronic Measuring Instruments – 0.39%
114,418	Orbotech, Ltd.*		5,748,360
	Total Israel (Cost $6,028,513)		$5,748,360

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

			December 31, 2017
Shares			Fair Value
	Common Stock – (continued)
	Japan – 10.50%
	Audio / Video Products – 3.35%
1,083,700	Sony Corp.		$48,898,485
	Chemicals - Specialty – 1.63%
233,200	Shin-Etsu Chemical Co., Ltd.		23,702,833
	Cosmetics & Toiletries – 0.52%
157,300	Shiseido Co., Ltd.		7,604,533
	Electronic Components - Miscellaneous – 0.98%
500,400	Alps Electric Co., Ltd.		14,303,404
	Entertainment Software – 1.52%
150,300	Konami Holdings Corp.		8,272,121
290,400	Square Enix Holdings Co., Ltd.		13,817,441
			22,089,562
	Finance - Other Services – 1.71%
1,432,078	Japan Exchange Group, Inc.		24,929,323
	Metal Products - Distribution – 0.79%
396,574	MISUMI Group, Inc.		11,546,871
	Total Japan (Cost $118,408,010)		$153,075,011

	Singapore – 0.21%
	Computer Services – 0.21%
233,717	Sea, Ltd., - Sponsored ADR*	(a)	3,115,448
	Total Singapore (Cost $3,613,488)		$3,115,448
	Total Common Stock (Cost $1,201,287,632)		$1,689,755,186
Par
	Convertible Bonds – 0.33%
	United States – 0.33%
	E-Commerce / Services – 0.33%
3,461,000	The Priceline Group, Inc., 0.35%, due 06/15/2020		4,780,506
	Total United States (Cost $4,067,961)		$4,780,506
	Total Convertible Bonds (Cost $4,067,961)		$4,780,506
	Total Investments in Securities (Cost $1,205,355,593) – 116.23%		$1,694,535,692
	Other Liabilities in Excess of Assets – (16.23%)**		(236,690,129)
	Members’ Capital – 100.00%		$1,457,845,563

(a)	Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $192,839,042 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 13.23% of Members’ Capital and foreign currency with a U.S. Dollar value $46,836,666 held in BNY Mellon Custody Foreign Cash Account, which is 3.21% of Members’ Capital and $70,566,432 is restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

December 31, 2017
Percentage of
Members’ Capital
Investments in Securities – By Industry	(%)
Aerospace / Defense	2.82
Alternative Waste Technology	2.36
Applications Software	4.40
Athletic Footwear	1.72
Auction House / Art Dealer	1.02
Audio / Video Products	3.35
Building Products - Cement / Aggregate	1.25
Chemicals - Specialty	1.63
Coatings / Paint	2.63
Commercial Services - Finance	3.31
Commercial Services	0.92
Computer Aided Design	0.68
Computer Services	0.21
Computer Software	1.72
Computers - Integrated Systems	0.41
Cosmetics & Toiletries	0.52
E-Commerce / Products	7.67
E-Commerce / Services	0.33
Electronic Components - Miscellaneous	0.98
Electronic Components - Semiconductors	7.33
Electronic Design Automations	6.50
December 31, 2017
Percentage of
Members’ Capital
Investments in Securities – By Industry	(%)
Electronic Measuring Instruments	0.39
Enterprise Software / Services	0.15
Entertainment Software	14.69
Finance - Credit Card	5.15
Finance - Other Services	7.00
Internet Application Software	3.48
Internet Content - Entertainment	4.02
Internet Content - Information / Network	2.75
Machinery - Electric Utility	1.27
Medical - Biomedical / Genetics	1.68
Metal Products - Distribution	0.79
REITS - Diversified	6.60
Retail - Automobile	0.62
Retail - Discount	3.10
Retail - Restaurants	2.56
Semiconductor Components - Integrated Circuits	3.68
Semiconductor Equipment	5.32
Telecommunication Services	0.29
Telephone - Integrated	0.47
Therapeutics	0.46
Total Investments in Securities	116.23%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts		December 31, 2017 Fair Value
		Purchased Options – 9.86%
		Equity Options – 9.85%
		Equity Call Options – 8.09%
		United States – 6.09%
		Aerospace / Defense – 1.07%
$53,820,000	2,340	The Boeing Co., 02/16/2018, $230	$15,642,900
		Auto - Cars / Light Trucks – 0.07%
13,963,200	11,636	Ford Motor Co., 06/15/2018, $12	989,060
		Beverages - Non-Alcoholic – 0.05%
32,810,700	6,981	The Coca-Cola Co., 06/15/2018, $47	774,891
		Commercial Services - Finance – 0.21%
22,419,200	7,006	Square Inc., 03/16/2018, $32	3,117,670
		Computers – 0.85%
78,825,000	5,255	Apple, Inc., 06/15/2018, $150	12,480,625
		Consumer Products - Miscellaneous – 0.03%
30,407,000	2,339	Kimberly-Clark Corp., 04/20/2018, $130	456,105
		Cosmetics & Toiletries – 0.19%
86,099,000	9,308	The Procter & Gamble Co., 06/15/2018, $92.50	2,745,860
		Diversified Manufacturing Operations – 0.05%
22,108,400	11,636	General Electric Co., 06/15/2018, $19	721,432
23,347,500	9,339	General Electric Co., 06/15/2018, $25	46,695
			768,127
		E-Commerce / Products – 0.24%
13,737,000	4,579	eBay, Inc., 04/20/2018, $30	3,502,935
		Electronic Components - Semiconductors – 1.35%
43,046,800	9,358	Intel Corp., 02/16/2018, $46	1,600,218
28,024,000	7,006	Micron Technology, Inc., 04/20/2018, $40	3,271,802
30,134,000	2,318	NVIDIA Corp., 03/16/2018, $130	14,754,070
			19,626,090
		Enterprise Software / Services – 0.20%
21,441,500	2,318	Workday, Inc., 03/16/2018, $92.50	2,874,320
		Internet Content - Entertainment – 0.81%
37,360,000	2,335	Netflix, Inc., 06/15/2018, $160	9,176,550
9,342,000	4,671	Twitter, Inc., 06/15/2018, $20	2,592,405
			11,768,955
		Medical - Biomedical / Genetics – 0.28%
4,914,000	2,340	Exelixis, Inc., 01/19/2018, $21	2,176,200
5,604,000	2,335	Exelixis, Inc., 05/18/2018, $24	1,868,000
			4,044,200

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts		December 31, 2017 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Call Options – (continued)
		United States – (continued)
		Retail - Building Products – 0.48%
$37,360,000	4,670	Lowe’s Cos., Inc., 07/20/2018, $80	$6,958,300
		Retail - Discount – 0.13%
23,268,750	3,723	Target Corp., 03/16/2018, $62.50	1,876,392
		Sector Fund - Real Estate – 0.06%
58,640,400	6,981	iShares U.S. Real Estate ETF, 06/15/2018, $84	830,739
		Sector Fund - Utility – 0.02%
52,850,400	9,272	Utilities Select Sector SPDR Fund, 03/16/2018, $57	120,536
26,624,700	4,671	Utilities Select Sector SPDR Fund, 06/15/2018, $57	210,195
			330,731
		Total United States (Cost $79,901,959)	$88,787,900

		Argentina – 1.41%
		E-Commerce / Services – 1.41%
24,507,000	1,167	MercadoLibre, Inc., 01/19/2018, $210	12,160,140
14,360,000	718	MercadoLibre, Inc., 03/16/2018, $200	8,328,800
			20,488,940
		Total Argentina (Cost $10,964,918)	$20,488,940

		China – 0.59%
		E-Commerce / Products – 0.59%
50,194,800	13,943	JD.com, Inc. – Sponsored ADR, 03/16/2018, $36	8,574,945
		Total China (Cost $9,580,938)	$8,574,945
		Total Equity Call Options (Cost $100,447,815)	$117,851,785
		Equity Put Options – 1.76%
		United States – 1.56%
		Sector Fund - Technology – 1.56%
449,778,000	32,127	PowerShares QQQ Trust Series 1, 03/16/2018, $140	3,501,843
319,312,000	22,808	PowerShares QQQ Trust Series 1, 06/15/2018, $140	5,884,464
116,473,500	8,145	PowerShares QQQ Trust Series 1, 06/15/2018, $143	2,435,355

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts		December 31, 2017 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Put Options – (continued)
		United States – (continued)
		Sector Fund - Technology – (continued)
$294,900,800	19,792	PowerShares QQQ Trust Series 1, 06/15/2018, $149	$8,213,680
89,356,800	9,308	VanEck Vectors Semiconductor ETF, 02/16/2018, $96	2,075,684
22,416,000	2,335	VanEck Vectors Semiconductor ETF, 03/16/2018, $96	642,125
		Total United States (Cost $35,274,084)	$22,753,151

		Netherlands – 0.20%
		Semiconductor Equipment – 0.20%
26,578,500	1,363	ASML Holding NV, 03/16/2018, $195	2,930,450
		Total Netherlands (Cost $2,730,145)	$2,930,450
		Total Equity Put Options (Cost $38,004,229)	$25,683,601
		Total Equity Options (Cost $138,452,044)	$143,535,386

		Currency Put Options – 0.01%
		United States – 0.01%
93,411,853	93,411,853	USD-CNH, 06/15/2018, $6.90	151,346
58,508,226	58,508,226	USD-CNH, 06/15/2018, $7.25	16,952
84,503,681	84,503,681	USD-CNH, 02/01/2018, $7.25	12
			168,310
		Total United States (Cost $2,161,161)	$168,310
		Total Currency Put Options (Cost $2,161,161)	$168,310
		Total Purchased Options (Cost $140,613,205)	$143,703,696

ADR	American Depository Receipt
CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (concluded)

Purchased Options – By Industry	December 31, 2017 Percentage of Members’ Capital (%)
Aerospace / Defense	1.07
Auto-Cars / Light Trucks	0.07
Beverages - Non-Alcoholic	0.05
Commercial Services - Finance	0.21
Computers	0.85
Consumer Products - Miscellaneous	0.03
Cosmetics &Toiletries	0.19
Currency	0.01
Diversified Manufacturing Operations	0.05
E-Commerce / Products	0.83
E-Commerce / Services	1.41

Purchased Options – By Industry	December 31, 2017 Percentage of Members’ Capital (%)
Electronic Components - Semiconductors	1.35
Enterprise Software / Services	0.20
Internet Content - Entertainment	0.81
Medical - Biomedical / Genetics	0.28
Retail - Building Products	0.48
Retail - Discount	0.13
Sector Fund - Real Estate	0.06
Sector Fund - Technology	1.56
Sector Fund - Utility	0.02
Semiconductor Equipment	0.20
Total Purchased Options	9.86%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2017 Fair Value
	Securities Sold, Not Yet Purchased – 48.48%
	Common Stock – 48.48%
	United States – 38.75%
	Aerospace & Defense – 2.13%
105,088	The Boeing Co.	$30,991,502
	Apparel Manufacturers – 0.41%
284,319	Hanesbrands, Inc.	5,945,110
	Auto - Cars / Light Trucks – 0.64%
749,046	Ford Motor Co.	9,355,585
	Beverages Non - Alcoholic – 2.00%
636,402	The Coca-Cola Co.	29,198,124
	Commercial Services - Finance 1.02%
233,529	Square, Inc., Class A*	8,096,450
355,307	The Western Union Co.	6,754,386
		14,850,836
	Computer Services – 0.76%
288,730	Teradata Corp.*	11,104,556
	Computers - Memory Devices – 0.93%
145,447	Seagate Technology PLC	6,085,502
93,169	Western Digital Corp.	7,409,731
		13,495,233
	Consumer Products - Miscellaneous – 1.82%
219,765	Kimberly-Clark Corp.	26,516,845
	Cosmetics & Toiletries – 3.68%
584,300	The Procter & Gamble Co.	53,685,484
	Diversified Manufacturing Operations – 0.46%
382,810	General Electric Co.	6,680,034
	E-Commerce / Products – 0.18%
70,446	eBay, Inc.*	2,658,632
	E-Commerce / Services – 0.28%
2,319	The Priceline Group, Inc.*	4,029,819
	Electric - Integrated – 3.16%
215,100	Consolidated Edison, Inc.	18,272,745
205,473	Duke Energy Corp.	17,282,334
219,813	The Southern Co.	10,570,807
		46,125,886
	Electronic Components - Semiconductors – 5.36%
701,169	Intel Corp.	32,365,961
198,500	NVIDIA Corp.	38,409,750
70,059	Texas Instruments, Inc.	7,316,962
		78,092,673
	Enterprise Software / Services – 1.34%
192,662	Workday, Inc., Class A*	19,601,432

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Content - Entertainment – 2.46%
186,829	NetFlix, Inc.*	$35,863,695
	Medical - Biomedical / Genetics – 0.49%
233,366	Exelixis, Inc.*	7,094,326
	Motorcycle / Motor Scooter – 0.56%
160,257	Harley-Davidson, Inc.	8,153,876
	REITS - Apartments – 0.50%
40,770	AvalonBay Communities, Inc.	7,273,776
	REITS - Diversified – 0.63%
118,300	Vornado Realty Trust	9,248,694
	REITS - Health Care – 0.51%
122,603	Ventas, Inc.	7,357,406
	REITS - Office Property – 0.91%
63,869	Boston Properties, Inc.	8,304,886
49,680	SL Green Realty Corp.	5,014,202
		13,319,088
	REITS - Regional Malls – 0.75%
63,276	Simon Property Group, Inc.	10,867,020
	REITS - Shopping Centers – 0.93%
62,777	Federal Realty Investment Trust	8,337,413
74,730	Regency Centers Corp.	5,169,822
		13,507,235
	REITS - Storage – 1.24%
81,486	Extra Space Storage, Inc.	7,125,951
52,637	Public Storage	11,001,133
		18,127,084
	Retail - Apparel / Shoes – 0.72%
538,600	Ascena Retail Group, Inc.*	1,265,710
374,291	Chico’s FAS, Inc.	3,301,247
268,505	Tailored Brands, Inc.	5,861,464
		10,428,421
	Retail - Arts & Crafts – 0.44%
267,621	The Michaels Cos., Inc.*	6,473,752
	Retail - Bedding – 0.18%
121,794	Bed, Bath & Beyond, Inc.	2,678,250
	Retail - Discount – 1.75%
390,878	Target Corp.	25,504,790
	Retail - Mail Order – 0.39%
108,912	Williams-Sonoma, Inc.	5,630,750
	Retail - Miscellaneous / Diversified – 0.34%
267,622	Sally Beauty Holdings, Inc.*	5,020,589

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2017 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Regional Department Stores – 0.91%
99,440	Dillard’s, Inc., Class A	$5,971,372
134,224	Kohl’s Corp.	7,278,968
		13,250,340
	Retail - Restaurants – 0.46%
140,365	The Cheesecake Factory, Inc.	6,762,786
	Transport - Services – 0.41%
66,947	C.H. Robinson Worldwide, Inc.	5,964,308
	Total United States (Proceeds $547,228,151)	$564,857,937

	Argentina – 0.50%
	E-Commerce / Services – 0.50%
23,287	MercadoLibre, Inc.	7,327,487
	Total Argentina (Proceeds $7,367,237)	$7,327,487

	China – 0.75%
	Computers – 0.19%
4,894,000	Lenovo Group, Ltd.	2,760,860
	Metal Processors & Fabrication – 0.16%
4,170,000	China Zhongwang Holdings, Ltd.	2,283,083
	Semiconductor Components - Integrated Circuits – 0.40%
3,377,000	Semiconductor Manufacturing International Corp.*	5,840,494
	Total China (Proceeds $9,240,127)	$10,884,437

	Hong Kong – 1.80%
	Distribution / Wholesale – 0.13%
3,529,000	Li & Fung, Ltd.	1,936,649
	Electric - Integrated – 0.91%
357,500	CLP Holdings, Ltd.	3,656,254
1,137,000	Power Assets Holdings, Ltd.	9,592,175
		13,248,429
	Gas - Distribution – 0.76%
5,650,260	Hong Kong & China Gas Co., Ltd.	11,073,095
	Total Hong Kong (Proceeds $24,384,559)	$26,258,173

	India – 0.69%
	Computer Services – 0.69%
506,220	Infosys, Ltd. - Sponsored ADR	8,210,888
349,566	Wipro, Ltd. - Sponsored ADR	1,912,126
		10,123,014
	Total India (Proceeds $9,820,063)	$10,123,014

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2017 Fair Value
	Common Stock – (continued)
	Japan – 3.38%
	Auto - Cars / Light Trucks – 0.97%
111,018	Toyota Motor Corp. - Sponsored ADR	$14,118,159
	Electric - Integrated – 0.71%
431,900	Chubu Electric Power Co., Inc.	5,369,483
408,717	The Kansai Electric Power Co., Inc.	5,006,890
		10,376,373
	Electric Products - Miscellaneous – 0.12%
68,800	Brother Industries, Ltd.	1,697,851
	Office Automation & Equipment – 0.54%
210,100	Canon, Inc.	7,833,242
	Retail - Apparel / Shoes – 0.78%
28,600	Fast Retailing Co., Ltd.	11,401,850
	Retail - Discount – 0.26%
226,849	Aeon Co., Ltd.	3,831,138
	Total Japan (Proceeds $44,134,353)	$49,258,613

	Netherlands – 1.68%
	Semiconductor Equipment – 1.68%
140,818	ASML Holding NV	24,476,985
	Total Netherlands (Proceeds $24,619,640)	$24,476,985

	Sweden – 0.35%
	Networking Products – 0.35%
759,364	Telefonaktiebolaget LM Ericsson - Sponsored ADR	5,072,552
	Total Sweden (Proceeds $4,379,379)	$5,072,552

	Switzerland – 0.58%
	Electronic Components - Semiconductors – 0.58%
390,898	STMicroelectronics NV	8,537,212
	Total Switzerland (Proceeds $7,916,536)	$8,537,212
	Total Securities Sold, Not Yet Purchased (Proceeds $679,090,045)	$706,796,410

*	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

December 31, 2017
Percentage of
Securities Sold, Not Yet Purchased –	Members’ Capital
By Industry	(%)
Aerospace / Defense	2.13
Apparel Manufacturers	0.41
Auto - Cars / Light Trucks	1.61
Beverages - Non - Alcoholic	2.00
Commercial Services - Finance	1.02
Computer Services	1.45
Computers	0.19
Computers - Memory Devices	0.93
Consumer Products - Miscellaneous	1.82
Cosmetics & Toiletries	3.68
Distribution / Wholesale	0.13
Diversified Manufacturing Operations	0.46
E-Commerce / Products	0.18
E-Commerce / Services	0.78
Electric Products - Miscellaneous	0.12
Electric - Integrated	4.78
Electronic Components - Semiconductors	5.94
Enterprise Software / Services	1.34
Gas - Distribution	0.76
Internet Content - Entertainment	2.46
Medical - Biomedical / Genetics	0.49
Metal Processors & Fabrication	0.16
Securities Sold, Not Yet Purchased – By Industry	December 31, 2017 Percentage of Members’ Capital (%)
Motorcycle / Motor Scooter	0.56
Networking Products	0.35
Office Automation & Equipment	0.54
REITS - Apartments	0.50
REITS - Diversified	0.63
REITS - Health Care	0.51
REITS - Office Property	0.91
REITS - Regional Malls	0.75
REITS - Shopping Centers	0.93
REITS - Storage	1.24
Retail - Apparel / Shoes	1.50
Retail - Arts & Crafts	0.44
Retail - Bedding	0.18
Retail - Discount	2.01
Retail - Mail Order	0.39
Retail - Miscellaneous / Diversified	0.34
Retail - Regional Department Stores	0.91
Retail - Restaurants	0.46
Semiconductor Components - Integrated Circuits	0.40
Semiconductor Equipment	1.68
Transport - Services	0.41
Total Securities Sold, Not Yet Purchased	48.48%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – 2.95%
	Total Return Swap Contracts - Unrealized Gain – 4.06%
	United States – 1.55%
	Private Equity – 0.16%
$13,729,723	6/1/2018	KKR & Co., LP.	$1,729,734
		Agreement with Morgan Stanley, dated 01/12/2017 to receive the total return of the shares of KKR & Co., LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
11,344,717	6/1/2018	The Blackstone Group LP.	313,029
		Agreement with Morgan Stanley, dated 07/22/2014 to receive the total return of the shares of The Blackstone Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
3,800,088	6/1/2018	The Carlyle Group, L.P.	203,137
		Agreement with Morgan Stanley, dated 11/20/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
			2,245,900
	Web Portals / ISP – 1.39%
40,335,023	6/1/2018	Alphabet Inc., Class A	20,256,341
		Agreement with Morgan Stanley, dated 07/13/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$22,502,241

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – 0.11%
	Electric - Integrated – 0.09%
$(5,784,859)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	$1,241,712
		Agreement with Morgan Stanley, dated 02/22/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution – 0.02%
(14,864,378)	12/24/2019	Osaka Gas Co., Ltd.	333,477
		Agreement with Morgan Stanley, dated 01/27/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%**.
	Total Japan		$1,575,189

	South Korea – 1.84%
	Electronic Components - Semiconductors – 1.84%
29,101,537	12/28/2018	Samsung Electronics Co., Ltd	26,858,495
		Agreement with Morgan Stanley, dated 12/29/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$26,858,495

	Spain – 0.32%
	Food - Retail – 0.05%
(3,998,016)	1/4/2019	Distribuidora Internacional de Alimentacion SA	718,551
		Agreement with Morgan Stanley, dated 10/02/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts – Unrealized Gain – (continued)
	Spain – (continued)
	Satellite Telecommunications – 0.27%
$8,773,233	1/4/2019	Cellnex Telecom SAU	$3,951,157
		Agreement with Morgan Stanley, dated 05/11/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$4,669,708

	Taiwan – 0.03%
	Computers - Peripheral Equipment – 0.03%
(10,271,581)	1/25/2018	Innolux Display Corp.	372,656
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.50%**.
	Total Taiwan		$372,656

	United Kingdom – 0.21%
	Retail - Discount – 0.15%
5,403,034	12/13/2018	B&M European Value Retail SA	2,147,690
		Agreement with Morgan Stanley, dated 06/17/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Retail - Apparel / Shoe – 0.00%
(10,423,234)	12/13/2018	Next PLC	50,859
		Agreement with Morgan Stanley, dated 03/30/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	United Kingdom – (continued)
	Retail - Major Dept Store – 0.06%
$(8,746,236)	12/13/2018	Marks & Spencer Group PLC – Sponsored ADR	$924,334
		Agreement with Morgan Stanley, dated 02/18/2016 to deliver the total return of the shares of Marks & Spencer Group PLC – Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$3,122,883
	Total Return Swap Contracts - Unrealized Gain****		$59,101,172

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (1.11%)
	Australia – (0.52%)
	Commercial Banks - Non-US – (0.18%)
$(13,521,593)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(1,064,111)
		Agreement with Morgan Stanley, dated 08/31/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(11,028,932)	12/27/2019	Westpac Banking Corp.	(1,657,611)
		Agreement with Morgan Stanley, dated 08/19/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(2,721,722)
	Food - Retail – (0.34%)
(16,903,112)	12/27/2019	Wesfarmers, Ltd.	(3,168,134)
		Agreement with Morgan Stanley, dated 12/29/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(13,254,889)	12/27/2019	Woolworths, Ltd.	(1,731,749)
		Agreement with Morgan Stanley, dated 12/30/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(4,899,883)
	Total Australia		$(7,621,605)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (0.11%)
	Office Automation & Equipment – (0.04%)
$(10,226,001)	12/24/2019	Ricoh Co., Ltd.	$(593,366)
		Agreement with Morgan Stanley, dated 05/30/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.43%**.
	Photo Equipment & Supplies – (0.07%)
(7,384,315)	12/24/2019	Konica Minolta, Inc.	(1,081,317)
		Agreement with Morgan Stanley, dated 04/18/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(1,674,683)

	Netherlands – (0.09%)
	Food - Retail – (0.09%)
(9,014,303)	1/4/2019	Koninklijke Ahold Delhaize NV	(1,266,493)
		Agreement with Morgan Stanley, dated 01/03/2014 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$(1,266,493)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Taiwan – (0.35%)
	Electronic Components - Miscellaneous – (0.02%)
$(11,490,601)	1/25/2018	AU Optronics Corp.	$(236,892)
		Agreement with Morgan Stanley, dated 07/31/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.50%**.

	Photo Equipment & Supplies – (0.27%)
18,961,644	1/25/2018	Largan Precision Co., Ltd.	(3,909,689)
		Agreement with Morgan Stanley, dated 04/10/2017 to receive the total return of the shares of Largan Precision Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.
	Semiconductor Components - Integrated Circuits – (0.06%)
(3,555,423)	1/25/2018	United Microelectronics Corp.	(872,570)
		Agreement with Morgan Stanley, dated 08/13/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Taiwan		$(5,019,151)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2017 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	United Kingdom – (0.04%)
	Food - Retail – (0.04%)
$(3,425,460)	12/13/2018	Tesco PLC	$(571,711)
		Agreement with Morgan Stanley, dated 04/22/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(571,711)
	Total Return Swap Contracts - Unrealized Loss*****		$(16,153,643)
	Total Swap Contracts, net		$42,947,529

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of each swap contract.

**	Financing rate is variable. Rate indicated is as of December 31, 2017.

***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****	Includes all Total Return Swap Contracts in a gain position. The unrealized gains on these contracts are included as part of unrealized gain on total return swap contracts in the Statement of Assets and Liabilities.

*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss amounts on these contracts are included as part of unrealized loss on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2017 Percentage of Members’ Capital (%)
Commercial Banks - Non-US	.	(0.18)
Computers - Peripheral Equipment		0.03
Electric - Integrated		0.09
Electronic Components - Miscellaneous		(0.02)
Electronic Components - Semiconductors		1.84
Food - Retail		(0.42)
Gas - Distribution		0.02
Office Automation & Equipment		(0.04)
Photo Equipment & Supplies		(0.34)
Swap Contracts – By Industry	December 31, 2017 Percentage of Members’ Capital (%)
Private Equity	0.16
Retail - Apparel / Shoes	0.00
Retail - Discount	0.15
Retail - Major Department Store	0.06
Satellite Telecommunication	0.27
Semiconductor Components - Integrated Circuits	(0.06)
Web Portals / ISP	1.39
Total Swap Contracts	2.95%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts

Counterparty	Settlement Date	Currency Sold	Contracts to Deliver	Currency Bought	Contracts to be Received	December 31, 2017 Fair Value
Forward Currency Exchange Contracts – (0.27%)
Buy Contracts – (0.27%)
United States – (0.27%)
Morgan Stanley & Co., LLC	April 2018	CNH	(332,591,299)	USD	46,892,719	$(3,886,420)
Total United States						$(3,886,420)
Total Buy Contracts						$(3,886,420)
Total Forward Currency Exchange Contracts						$(3,886,420)

CNH	Chinese Renminbi Yuan
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2017
Investment income
Dividends (net of withholding taxes of $643,844)	$16,300,380
Interest	3,451,480
Total investment income	19,751,860
Expenses
Dividends on securities sold, not yet purchased	20,503,389
Administration fees	18,720,718
Prime broker fees	14,561,608
Advisor fees	5,546,879
Accounting and investor services fees	987,427
Interest expense	983,690
Legal fees	675,952
Custodian fees	354,499
Audit and tax fees	321,430
Board of Managers’ fees and expenses	275,750
Insurance expense	158,420
Printing expense	59,687
Registration expense	38,629
Miscellaneous	395,015
Total operating expenses	63,583,093
Net investment loss	(43,831,233)
Net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain from investments in securities	201,948,768
Net realized gain from forward contracts	384,509
Net realized gain from foreign currency transactions	28,577
Net realized loss from swap contracts	(5,262,073)
Net realized loss from purchased options	(30,729,333)
Net realized loss from securities sold, not yet purchased	(52,236,984)
Total net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	114,133,464
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) from investments in securities	322,980,732
Net change in unrealized gain/(loss) from swap contracts	23,222,860
Net change in unrealized gain/(loss) from purchased options	3,277,588
Net change in unrealized gain/(loss) from foreign currency transactions	566,669
Net change in unrealized gain/(loss) from forward contracts	(5,967,783)
Net change in unrealized gain/(loss) from securities sold, not yet purchased transactions	(24,920,148)
Total net change in unrealized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	319,159,918
Net realized gain and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	433,293,382
Net increase in Members’ Capital resulting from operations	$389,462,149

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2015	$—	$1,310,707,807	$1,310,707,807

From investment activities
Net investment loss	$—	$(27,062,500)	$(27,062,500)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	48,075,129	48,075,129
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	(39,343,056)	(39,343,056)
Incentive allocation	71,607	(71,607)	—
Net increase/decrease in Members’ Capital resulting from operations	71,607	(18,402,034)	(18,330,427)

Members’ Capital transactions
Capital contributions	—	28,664,516	28,664,516
Capital withdrawals	(71,607)	(191,617,377)	(191,688,984)
Net decrease in Members’ Capital resulting from capital transactions	(71,607)	(162,952,861)	(163,024,468)
MEMBERS’ CAPITAL, December 31, 2016	$—	$1,129,352,912	$1,129,352,912

From investment activities
Net investment loss	$—	$(43,831,233)	$(43,831,233)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	114,133,464	114,133,464
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	319,159,918	319,159,918
Incentive allocation	74,742,123	(74,742,123)	—
Net increase in Members’ Capital resulting from operations	74,742,123	314,720,026	389,462,149
Members’ Capital transactions
Capital contributions	—	92,325,877	92,325,877
Capital withdrawals	(74,742,123)	(78,553,252)	(153,295,375)
Net decrease in Members’ Capital resulting from capital transactions	(74,742,123)	13,772,625	(60,969,498)
MEMBERS’ CAPITAL, December 31, 2017	$—	$1,457,845,563	$1,457,845,563

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows

Year Ended December 31, 2017
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$389,462,149
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in securities	1,865,023,760
Purchases of investments in securities	(1,661,269,393)
Proceeds from sale of purchased options	84,985,405
Purchases of options	(239,700,604)
Proceeds from securities sold short, not yet purchased	1,879,822,199
Cover of securities sold short, not yet purchased	(1,753,425,318)
Amortization of premium and accretion of discount, net	273,564
Net realized gain from investment activities	(118,982,451)
Net change in unrealized (gain)/loss from investment activities	(324,561,032)
Net change in unrealized (gain)/loss on forward contracts	5,967,783
Changes in assets and liabilities related to operations:
Increase in due from broker	(29,312,252)
Increase in receivable for investment securities sold	(30,585,970)
Decrease in dividends receivable	173,929
Decrease in interest receivable	126,275
Decrease in other assets	7,029
Increase in due to broker	20,171,664
Increase in payable for investment securities purchased	19,392,886
Increase in dividends payable on securities sold, not yet purchased	197,025
Decrease in accounting and investor services fees	(59,933)
Increase in accrued expenses	675,561
Net cash provided by operating activities	108,382,276
Cash flows from financing activities
Capital contributions	92,325,877
Capital withdrawals	(151,989,607)
Net cash used in financing activities	(59,663,730)
Net change in cash and cash equivalents	48,718,546
Cash and cash equivalents at beginning of year	190,957,162
Cash and cash equivalents as of December 31, 2017	$239,675,708
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$971,961

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but may be dissolved under the terms of the second amended and restated Limited Liability Company Agreement of the Company dated July 1, 2011. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Sub-Adviser (defined below) believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company also may effect short sales of securities that the Company’s Sub-Adviser believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options, forward contracts and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon” or “Sub-Adviser”) is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager, holds a non-voting special advisory member interest (the “Special Advisory Member”) in the Company solely for the purpose of receiving the incentive allocation. OAM and Alkeon are members of Advantage Advisers Management, L.L.C. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

The acceptance of initial and additional contributions from persons who purchase limited liability company interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

1.	Organization (continued)

of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.

Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

Basis of Presentation:

The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.

The following is a summary of the Company’s accounting policies:

	a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing Specific Identification for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

	b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

	(i)	Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

		(1)	at their last composite sale prices as reported on the exchanges where those securities are traded; or

		(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

	(ii)	Securities traded on NASDAQ are valued as follows:

		(1)	at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

		(2)	if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

		(3)	if no sale is shown on NASDAQ at their bid prices; or

		(4)	if no sale is shown and no bid price is available, the securities are valued in accordance with the fair valuation procedures set forth below.

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available, are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.

Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.

Forward Contracts are traded on the over-the-counter (“OTC”) market. The fair value of forward contracts is determined using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time as of which that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, forward and swap contracts on the Statement of Operations.

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the year ended December 31, 2017, no securities were fair valued by the Board of Managers.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the year ended December 31, 2017, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the year ended December 31, 2017.
.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following is a summary of the inputs used, as of December 31, 2017, in valuing the Company’s investments at fair value.

Assets:
Valuation Inputs
Level 1—Quoted Prices
Investments in Securities
Common Stock	$1,689,755,186
Equity Options	143,535,386
Level 2—Other Significant
Observable Inputs
Convertible Bonds	4,780,506
Total Return Swaps	59,101,172
Forward Contracts	—
Currency Options	168,310
Level 3—Other Significant
Unobservable Inputs	—
Total	$1,897,340,560
Liabilities:
Valuation Inputs
Level 1—Quoted Prices
Securities Sold, Not Yet Purchased
Common Stock	$706,796,410
Equity Options	—
Level 2—Other Significant
Observable Inputs
Convertible Bonds	—
Total Return Swaps	16,153,643
Forward Contracts	3,886,420
Currency Options	—
Level 3—Other Significant
Unobservable Inputs	—
Total	$726,836,473

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

2.	Significant Accounting Policies (continued)

	c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $70,566,432 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $68,775,495 is held as collateral for swap contracts, $156,619 is held as collateral for securities sold, not yet purchased and $1,634,318 represents 5% holdback of amounts payable to Members in connection with repurchase of their entire interests in the Company. At December 31, 2017, $192,839,042 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of $46,836,666 was held by the Custodian in a BNY Mellon Custody foreign cash account. At December 31, 2017, $44,551,716 was held at Credit Suisse L.L.C. which is included in the due from broker balance on the Statement of Assets, Liabilities and Members’ Capital.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at December 31, 2017.

	d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss. The Company is not subject to income taxes imposed by the country in which it is domiciled.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years (2014 – 2017) and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company and is paid a fee computed by the Company at the annual rate of 1.35% of Members’ Capital. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $18,720,718 and Multi-Manager advisory services fees and expenses amounted to $5,546,879 during the year. The administration and advisory fees are paid monthly to Multi-Manager.

During the year ended December 31, 2017, Oppenheimer earned $54,783 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

3.	Administration Fee, Related Party Transactions and Other (continued)

gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the year ended December 31, 2017, an Incentive Allocation of $74,742,123 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at December 31, 2017, in the Statement of Assets, Liabilities and Members’ Capital.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of $7,500 per annum. Total Board of Managers fees and expenses amounted to $275,750 during the year. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total Bank of New York Mellon custody fees and expenses amounted to $316,259 during the year, of which $58,000 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses amounted to

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

3.	Administration Fee, Related Party Transactions and Other (continued)

$987,427 during the year of which $89,300 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with purchases of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the year ended December 31, 2017, placement fees earned by Oppenheimer amounted to $105,073.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2017, amounted to $1,661,269,393 and $1,865,023,760, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2017, amounted to $1,753,425,318 and $1,879,822,199, respectively.

At December 31, 2017, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,207,852,038 and $705,651,206, respectively.

For Federal income tax purposes, at December 31, 2017, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $485,538,450, consisting of $522,216,854 gross unrealized gain and $36,678,404 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2017, which serves as collateral for securities sold, not yet purchased.

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

6.	Due from / to Broker (continued)

markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds of securities sold, not yet purchased, held at the prime broker), for which collateral is maintained in a segregated account held by the Custodian. As of December 31, 2017, the total value of this collateral was $996,807,939, comprised of pledged securities with a value of $996,651,320 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $156,619 cash which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $927,559,906 are held at the Custodian on behalf of Morgan Stanley and securities with a value of $69,091,414 are held at the Custodian on behalf of Credit Suisse LLC. For the year ended December 31, 2017, the average daily amount of the margin borrowings was $49,876,219 and the daily weighted average annualized interest rate was 1.97%. The Company had borrowings outstanding at December 31, 2017, totaling $47,763,452, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased, and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Additional investments in securities sold, not yet purchased, are positions with Credit Suisse L.L.C. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker and Credit Suisse

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

L.L.C. The Company maintains cash with the prime broker and pledges securities in an account at the Custodian, for the benefit of the prime broker and Credit Suisse L.L.C., to meet the margin requirement as determined by the prime broker and Credit Suisse L.L.C.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 14.03% of Members’ Capital in equity and option securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market may have a greater impact on the value of the Company’s portfolio due to this concentration than would be the case absent of such concentration.

The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.

Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified currencies. Risks associated with currency transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded on OTC, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is disclosed as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is shown as a liability in the Statement of Assets, Liabilities and Members’ Capital. The unrealized loss on forward contracts is $3,886,420 for the year ended December 31, 2017, and is disclosed in the Statement of Assets, Liabilities and Members’ Capital. The change in fair value is disclosed in the Statement of Operations as unrealized gain/(loss).

In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

as determined using the Company’s valuation procedures that are outlined in Section 2b of these notes. As of December 31, 2017, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e. dividend, interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).

Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap, which can be significant under certain circumstances.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is the prime broker, Morgan Stanley. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of December 31, 2017. The net change in unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swaps could terminate them and request immediate payment or demand increased collateral for the net obligation owed to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.

As of December 31, 2017, $68,775,495 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments with the goal of enhancing the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2017, the Company did not write any options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Adviser believes the average quarterly notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the year ended December 31, 2017.

Forward contracts:
Average notional amount	$48,649,297
Currency options:
Average notional amount	$8,648,311
Equity options:
Average notional amount	$1,206,365,170
Total Return swaps:
Average notional amount	$297,707,045

The Company is exposed to certain additional risks relating to derivative contracts. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.

The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The unrealized loss for forward contracts (currency risk) is disclosed as a liability and the gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) is disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital as of December 31, 2017. $143,535,386 and $168,310 of the December 31, 2017 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, forward contracts and swaps is reflected in the Statement of Operations within these financial statements.

The Primary	Gross	Gross	Net
Underlying Risk is	Unrealized	Unrealized	Unrealized
Equity Price Risk	Gain	Loss	Gain/(Loss)
Year ended December 31, 2016
Equity Options	$2,906,219	$2,495,693	$410,526
Total Return Swaps	31,897,466	12,172,797	19,724,669
Total year ended December 31, 2016	$34,803,685	$14,668,490	$20,135,195

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2017
Equity Options	$30,317,699	$25,234,357	$5,083,342
Total Return Swaps	59,101,172	16,153,643	42,947,529
Total year ended December 31, 2017	$89,418,871	$41,388,000	$48,030,871
Total net change in unrealized gain/(loss)	$54,615,186	$26,719,510	$27,895,676

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2016
Currency Options	$—	$597,623	$(597,623)
Forward Contracts	2,081,363	—	2,081,363
Total year ended December 31, 2016	$2,081,363	$597,623	$1,483,740

Year ended December 31, 2017
Currency Options	$—	$1,992,851	$(1,992,851)
Forward Contracts	—	3,886,420	(3,886,420)
Total year ended December 31, 2017	$—	$5,879,271	$(5,879,271)
Total net change in unrealized gain/(loss)	$(2,081,363)	$5,281,648	$(7,363,011)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.

The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Equity Options	$17,066,074	$46,647,614	$(29,581,540)
Total Return Swaps	30,834,374	36,096,447	(5,262,073)
Total	$47,900,448	$82,744,061	$(34,843,613)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Currency Options	$—	$1,147,793	$(1,147,793)
Forward Contracts	384,509	—	384,509
Total	$384,509	$1,147,793	$(763,284)

8.	Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swaps and forward contracts that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps and forward contracts as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Assets as Presented in the Statement of	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Assets, Liabilities and Member’s Capital	Financial Instruments	Cash Collateral Received	Net Amount
Total return swaps	$59,101,172	$16,153,643	$—	$42,947,529
Total	$59,101,172	$16,153,643	$—	$42,947,529

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

8.	Balance Sheet Offsetting (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities as Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Pledged	Net Amount
Forward Contracts	$3,886,420	$—	$—	$3,886,420
Total return swaps	16,153,643	16,153,643	—	—
Total	$20,040,063	$16,153,643	$—	$3,886,420

(a)	Collateral pledged to counterparties is based on notional exposure. There is $68,775,495 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Members’ Capital, end of period (000s)	$1,457,846	$1,129,353		$1,310,708	$1,360,121	$1,669,557
Ratio of net investment loss to average Members’ Capital**	(3.09%)	(2.14%)		(2.37%)	(2.57%)	(2.65%)
Ratio of expenses to average Members’ Capital**	4.48%	3.63%		3.52%	3.65%	3.47%
Ratio of incentive allocation to average Members’ Capital	5.26%	0.01	%(a)	0.24%	0.02%	5.69%
Portfolio turnover	99%	73%		82%	91%	158%
Total return - gross*	34.41%	(1.40%)		5.85%	(4.91%)	33.00%
Total return - net*	27.81%	(1.40%)		5.71%	(4.91%)	26.40%
Ratio of average borrowings to average Members’ Capital	3.51%	4.53%		3.02%	2.28%	1.99%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

(a)	Less than 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2017

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.

The Company received initial and additional contributions from Members of $34,690,519 from January 1, 2018 through February 27, 2018.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Luis Rubio, 62 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	1

Janet L. Schinderman, 66 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Independent director for two registered investment companies advised by The Central Park Group.	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Number of
Portfolios in
	Term of Office		Fund Complex
Name, Age, Address(1) and	and Length of	Principal Occupation(s) During Past 5 Years	Overseen by
Position(s) with the Company	Time Served	Other Directorships Held by Managers	Managers
Jesse H. Ausubel, 66 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present).	1

Todd T. Milbourn, 48 Manager	Indefinite; Since February 2016	Professor of Finance at Olin Business School, Washington University in St. Louis (since 2010); Senior Associate Dean of Faculty and Research at Olin Business School, Washington University in St. Louis (since 2013).

Michael J. Murphy, 62 Manager	Indefinite; Since August 2016	Private investor (since 2013); Founding Partner and Managing Director, Libertas Partners LLC/Knight Capital Group Inc. (2004 – 2013).

Interested Manager

Bryan McKigney,* 59 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers

The Board of Managers has selected the following persons to serve as officers of the Company:

Term of Office
Name, Age, Address(1) and	and Length of	Principal Occupation(s)
Position(s) with the Company(2)	Time Served	During Past 5 Years
Vineet Bhalla, 57 Chief Financial Officer	One year; Since July 27, 2005	Mr. Bhalla has been an Executive Director at Oppenheimer Asset Management since January 2016 and a Senior Director since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Salvatore Faia, 55 Chief Compliance Officer	One year; Since December 31, 2014	President, Vigilant Compliance, LLC since 2004; and Director of EIP Growth and Income Fund since 2005.

Deborah Kaback, 66 Chief Legal Officer	One year; Since July 23, 2003	Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)

Term of Office
Name, Age, Address(1) and	and Length of	Principal Occupation(s)
Position(s) with the Company(2)	Time Served	During Past 5 Years
Bryan McKigney, 59 President, CEO, and Principal Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Principal Manager; since December 1, 2004;	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).

*	“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as the President of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each Manager and officer is c/o Oppenheimer Asset Management, 85 Broad Street, New York, NY 10004.

(2)	Officers are not compensated by the Company.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Managers (the “Board”) has determined that Todd Milbourn is qualified to serve as an audit committee financial expert serving on the Audit Committee of the Board (the “Audit Committee”) and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $200,820 for 2017 and $196,882 for 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2017 and $5,000 for 2016. Audit related fees principally include fees associated with reading and providing comments on semi-annual statements.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $119,040 for 2017 and $116,700 for 2016. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)   100%

(c)   100%

(d)   NA

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $119,040 for 2017 and $116,700 for 2016.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are below.

Alkeon Capital Management, LLC

PROXY VOTING

Alkeon Capital Management, LLC (the “Firm”) has adopted proxy voting policies and procedures to ensure that it votes proxies in a manner that serves the best interests of its clients, including the registrant. The following is a summary of the Firm’s proxy voting policies and procedures.

The Firm has entered into an agreement with Institutional Shareholder Services Inc. (“ISS”), an independent third party, for ISS to provide the Firm with its research and recommendations on proxies and to facilitate the electronic voting of proxies. The Firm has adopted ISS’s proxy voting policies and procedures (the “ISS Policies”) in order to ensure that it votes proxies in the best interests of its clients. The Firm has instructed ISS to vote all proxies in accordance with the ISS Policies, unless instructed by the Firm to vote otherwise.

The Firm instructs each custodian for its client accounts (including the registrant) to deliver to ISS all proxy solicitation materials that the custodian receives for that client account. The Firm (or its designee, which may include an administrator to a client account) provides to ISS a listing of securities held “long” in each client account as of the 15th and last day of each month to enable ISS to use reasonable efforts to confirm that ISS has received all proxy solicitation materials concerning such securities.

The Firm, through ISS, will vote proxies on behalf of client accounts. ISS evaluates all proxy solicitation material and other facts it deems relevant and may seek additional information from the party soliciting the proxy and independent corroboration of such information when ISS considers it appropriate and when it is reasonably available. The Firm has instructed ISS to make voting decisions on behalf of each client account based on the proxy voting guidelines that ISS provides to the Firm, subject to certain exceptions in the event of conflicts of interests. The Firm may override ISS’s voting decisions if the Firm deems it in the best interests of the client account. The Firm has instructed ISS to use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

Information regarding how the registrant voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be reported on Form N-PX and be made available no later than August 31 of each year. Such information can be obtained (i) without charge, upon request, by calling the registrant at (212) 667-4225 and (ii) at the SECs website at http://www.sec.gov.

Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a client account over proxy voting. The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. Notwithstanding the possibility of such a material conflict arising, the Firm believes that it places the interests of client accounts ahead of the Firm’s own interest by following ISS’s recommendations in such circumstances (unless directed otherwise by a client).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Panayotis (“Takis”) Sparaggis, the controlling person and Chief Investment Officer of Alkeon Capital Management, LLC (“Alkeon”), has served since the Fund’s inception as the Fund’s principal portfolio manager (the “Portfolio Manager”) and is the lead member of Alkeon’s Investment Team. Other members of the Investment Team assist Mr. Sparaggis in his role as the Fund’s Portfolio Manager. Mr. Sparaggis founded Alkeon in January 2002. From May 1995 until the founding of Alkeon, Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the other accounts that Mr. Sparaggis managed as of December 31, 2017:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	1	$2,496,013,741	1	$2,496,013,741
	Other Pooled Investment Vehicles:	9	$2,787,691,304	8	$2,755,202,461
	Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

•	Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

•	Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

•	Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

•	Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis’ compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its controlling principal. The level of Alkeon Capital Management’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

The table below sets forth beneficial ownership of interests of the registrant by the Portfolio Manager as of December 31, 2017

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Panayotis Sparaggis	$0

(b)	Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	3/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	3/8/2018

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date	3/8/2018

* Print the name and title of each signing officer under his or her signature.